Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 169.7		$ 168.8		$ 130.9
Other trade receivables	23.7		32.4		21.1
Deposits	0.1		0.2		5.4
Value added tax	65.3		92.9		106.4
Interest receivable	0.4		0.7
Payroll debtors	12.6		13.3		8.4
Prepayments	198.0	[1]	78.7	[1]	17.1	[1]
Other	13.6		24.4		16.1
Receivables	$ 483.4		$ 411.4		$ 305.4

[1]	Includes $120 million for the FSE Project and $7.0 million for the Bezant's Mankayan Project (December 31, 2010: $54 million for the FSE project and nil for Bezant; fiscal year ended June 30, 2010: $nil).